Capitalized Software (Capitalized software)	12 Months Ended
Dec. 31, 2012
Capitalized software
Capitalized software
Capitalized Software

Note 14—Capitalized Software

        Capitalized software is summarized below:

	December 31,
	2012	2011
	(in thousands)
Cost	$1,676	$1,248
Less: accumulated amortization	(881)	(692)

	$795	$556

        Software amortization expense totaled $264,000, $238,000 and $211,000 for the years ended December 31, 2012, 2011 and 2010, respectively.